Sale of assets (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Jul. 25, 2018	Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for royalty payable, percent					15.00%
CNG Compressor Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of segment	$ 14,729
Net gain on sale of assets	$ 9,910
Industrial Business Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on sale of assets			$ 800	$ 58,310
Lease Exit Costs | Industrial Business Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring costs		$ (1,268)